Pay vs Performance Disclosure pure in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY VERSUS PERFORMANCE
The following information shows the relationship between “compensation actually paid” (as calculated pursuant to SEC rules) to our executive officers and certain performance metrics. For further information concerning how we align compensation delivery with performance, refer to the “Compensation Discussion and Analysis.”
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)	(k)
Year	Summary Compensation Table Total for First CEO(1)	Summary Compensation Table Total for Second CEO(1)	Compensation Actually Paid to First CEO(2)	Compensation Actually Paid to Second CEO(2)	Average Summary Compensation Table Total for Non-CEO NEOs(3)	Average Compensation Actually Paid to Non-CEO NEOs(4)	Value of Initial Fixed $100 Investment Based On:		Net Income (in millions)(7)	EBITDA (in millions)(8)
							Company TSR(5)	Peer Group TSR(6)
2022	N/A	$12,325,814	N/A	$20,141,956	$3,282,755	$4,457,139	$186	$209	$73	$347
2021	N/A	$10,859,187	N/A	$16,004,797	$3,616,290	$4,971,030	$133	$181	$(401)	$359
2020	$11,236,632	N/A	$12,552,838	N/A	$2,998,369	$3,128,373	$85	$121	$(367)	$321

(1)
The amounts in columns (b) and (c) are the total compensation reported for Carlos Hernandez (our CEO for all of 2020, referred to herein as our “First CEO”) for 2020 and Mr. Constable (our CEO in 2022 and for all of 2021, referred to herein as our “Second CEO”) for 2021 and 2022 in the “Total” column of the Summary Compensation Table.

(2)
The amounts in columns (d) and (e) represent the “compensation actually paid” to our CEO in each year, computed pursuant to SEC rules. The amounts do not reflect the actual amount of compensation earned or received by our CEO during the applicable year. The following adjustments were made to total compensation for each year to determine the compensation actually paid:

	Reported Summary Compensation Table Total for CEO	Reported Value of Equity Awards(a)	Equity Award Adjustments(b)	Reported Change in the Actuarial Present Value of Pension Benefits(c)	Pension Benefit Adjustments(d)	Compensation Actually Paid to CEO
2022	$12,325,814	$(8,792,837)	$16,608,979	$—	$—	$20,141,956
2021	$10,859,187	$(6,452,891)	$11,598,501	$—	$—	$16,004,797
2020	$11,236,632	$(4,638,852)	$5,955,058	$—	$—	$12,552,838

(a)
The amounts in this column represent the grant date fair value of equity awards reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.

(b)
Equity award adjustments for each applicable are as follows:

	Year End Fair Value of Equity Awards Granted During the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change from End of Prior Year in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards Forfeited in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2022	$10,650,228	$5,296,626	$—	$662,125	$—	$—	$16,608,979
2021	$8,582,890	$2,427,575	$—	$588,036	$—	$—	$11,598,501
2020	$6,473,374	$(9,191)	$—	$(541,512)	$—	$32,387	$5,955,058

(c)
The amounts in this column are the amounts reported in “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the Summary Compensation Table for the applicable year.

(d)
There were no pension benefit adjustments in the applicable years.

(3)
The amounts in column (f) represent the average of the amounts reported for our NEOs (other than our CEOs) as a group (the “Non-CEO NEOs”) in the “Total” column of the Summary Compensation Table in each applicable year. The Non-CEO NEOs included for calculating the average amounts in each year are: (i) for 2022, Alan L. Boeckmann, Joseph L. Brennan, Thomas P. D’Agostino, Mark E. Fields and John R. Reynolds; (ii) for 2021, Alan L. Boeckmann, Joseph L. Brennan, Thomas P. D’Agostino, Mark E. Fields and Garry W. Flowers; and (iii) for 2020, Alan L. Boeckmann, Joseph L. Brennan, David E. Constable, Garry W. Flowers, Rick Koumouris and D. Michael Steuert.

(4)
The amounts in column (g) represent the average amount of  “compensation actually paid” to the Non-CEO NEOs as a group, as computed in accordance with SEC rules. The following adjustments were made to average total compensation for each year to determine the compensation actually paid, using the same methodology described above in Note 2:

	Average Reported Summary Compensation Table Total for Non-CEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments(a)	Average Reported Change in the Actuarial Present Value of Pension Benefits	Average Pension Benefit Adjustments(b)	Average Compensation Actually Paid to Non-CEO NEOs
2022	$3,282,755	$(1,835,622)	$3,010,006	$—	$—	$4,457,139
2021	$3,616,290	$(1,883,783)	$3,238,523	$—	$—	$4,971,030
2020	$2,998,369	$(1,735,481)	$1,965,517	$(114,500)	$14,467	$3,128,373

(a)
The amounts deducted or added in calculating the total average equity award adjustments are as follows:

	Average Year End Fair Value of Equity Awards Granted During the Year	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Average Change from End of Prior Year in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards Forfeited in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award Adjustments
2022	$1,446,410	$1,461,798	$—	$94,820	$—	$6,978	$3,010,006
2021	$2,313,069	$949,362	$—	$137,903	$(169,087)	$7,276	$3,238,523
2020	$2,057,954	$(36,950)	$41,050	$(105,478)	$—	$8,941	$1,965,517

(b)
The average pension benefit adjustment for 2020 reflects the average actuarially determined service cost for services rendered by the non-CEO NEOs during the year (the “service cost”). There were no prior service costs attributable to any of the non-CEO NEOs for any year reported.

(5)
Cumulative TSR is calculated based on the value of an initial fixed investment of  $100 on December 31, 2019, assuming reinvestment of dividends.

(6)
The peer group used for calculating peer group TSR is the Dow Jones Heavy Construction Industry Group Index.

(7)
The amounts in column (h) represent net earnings (loss) reflected in our audited financial statements for the applicable year.

(8)
EBITDA is defined as earnings before interest, taxes, depreciation and amortization. EBITDA in our incentive plans excludes certain items discussed above in the “Compensation Discussion and Analysis” under “— Performance Measures for 2022.”

While we use numerous financial and non-financial performance measures for the purpose of evaluating performance for our compensation programs, we have determined that EBITDA is the financial performance measure that, in our assessment, represents the most important performance measure that we used to link NEO compensation actually paid to our performance for the most recently completed fiscal year.

Company Selected Measure Name	EBITDA
Named Executive Officers, Footnote [Text Block]
(3)
The amounts in column (f) represent the average of the amounts reported for our NEOs (other than our CEOs) as a group (the “Non-CEO NEOs”) in the “Total” column of the Summary Compensation Table in each applicable year. The Non-CEO NEOs included for calculating the average amounts in each year are: (i) for 2022, Alan L. Boeckmann, Joseph L. Brennan, Thomas P. D’Agostino, Mark E. Fields and John R. Reynolds; (ii) for 2021, Alan L. Boeckmann, Joseph L. Brennan, Thomas P. D’Agostino, Mark E. Fields and Garry W. Flowers; and (iii) for 2020, Alan L. Boeckmann, Joseph L. Brennan, David E. Constable, Garry W. Flowers, Rick Koumouris and D. Michael Steuert.

Peer Group Issuers, Footnote [Text Block]	(6) The peer group used for calculating peer group TSR is the Dow Jones Heavy Construction Industry Group Index.
PEO Total Compensation Amount	$ 12,325,814	$ 10,859,187	$ 11,236,632
PEO Actually Paid Compensation Amount	$ 20,141,956	16,004,797	12,552,838
Adjustment To PEO Compensation, Footnote [Text Block]
(2)
The amounts in columns (d) and (e) represent the “compensation actually paid” to our CEO in each year, computed pursuant to SEC rules. The amounts do not reflect the actual amount of compensation earned or received by our CEO during the applicable year. The following adjustments were made to total compensation for each year to determine the compensation actually paid:

	Reported Summary Compensation Table Total for CEO	Reported Value of Equity Awards(a)	Equity Award Adjustments(b)	Reported Change in the Actuarial Present Value of Pension Benefits(c)	Pension Benefit Adjustments(d)	Compensation Actually Paid to CEO
2022	$12,325,814	$(8,792,837)	$16,608,979	$—	$—	$20,141,956
2021	$10,859,187	$(6,452,891)	$11,598,501	$—	$—	$16,004,797
2020	$11,236,632	$(4,638,852)	$5,955,058	$—	$—	$12,552,838

(a)
The amounts in this column represent the grant date fair value of equity awards reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.

(b)
Equity award adjustments for each applicable are as follows:

	Year End Fair Value of Equity Awards Granted During the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change from End of Prior Year in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards Forfeited in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2022	$10,650,228	$5,296,626	$—	$662,125	$—	$—	$16,608,979
2021	$8,582,890	$2,427,575	$—	$588,036	$—	$—	$11,598,501
2020	$6,473,374	$(9,191)	$—	$(541,512)	$—	$32,387	$5,955,058

(c)
The amounts in this column are the amounts reported in “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the Summary Compensation Table for the applicable year.

(d)
There were no pension benefit adjustments in the applicable years.

Non-PEO NEO Average Total Compensation Amount	$ 3,282,755	3,616,290	2,998,369
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,457,139	4,971,030	3,128,373
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(4)
The amounts in column (g) represent the average amount of  “compensation actually paid” to the Non-CEO NEOs as a group, as computed in accordance with SEC rules. The following adjustments were made to average total compensation for each year to determine the compensation actually paid, using the same methodology described above in Note 2:

	Average Reported Summary Compensation Table Total for Non-CEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments(a)	Average Reported Change in the Actuarial Present Value of Pension Benefits	Average Pension Benefit Adjustments(b)	Average Compensation Actually Paid to Non-CEO NEOs
2022	$3,282,755	$(1,835,622)	$3,010,006	$—	$—	$4,457,139
2021	$3,616,290	$(1,883,783)	$3,238,523	$—	$—	$4,971,030
2020	$2,998,369	$(1,735,481)	$1,965,517	$(114,500)	$14,467	$3,128,373

(a)
The amounts deducted or added in calculating the total average equity award adjustments are as follows:

	Average Year End Fair Value of Equity Awards Granted During the Year	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Average Change from End of Prior Year in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards Forfeited in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award Adjustments
2022	$1,446,410	$1,461,798	$—	$94,820	$—	$6,978	$3,010,006
2021	$2,313,069	$949,362	$—	$137,903	$(169,087)	$7,276	$3,238,523
2020	$2,057,954	$(36,950)	$41,050	$(105,478)	$—	$8,941	$1,965,517

(b)
The average pension benefit adjustment for 2020 reflects the average actuarially determined service cost for services rendered by the non-CEO NEOs during the year (the “service cost”). There were no prior service costs attributable to any of the non-CEO NEOs for any year reported.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	Compensation Actually Paid and Cumulative TSR
Compensation Actually Paid vs. Net Income [Text Block]	Compensation Actually Paid and Net Income
Compensation Actually Paid vs. Company Selected Measure [Text Block]	Compensation Actually Paid and EBITDA
Total Shareholder Return Vs Peer Group [Text Block]
Cumulative TSR of the Company and Cumulative TSR of the Peer Group
As demonstrated by the following graph, our cumulative TSR over the three-year period presented in the table was 86%, while the cumulative TSR of the peer group presented for this purpose, the Dow Jones Heavy Construction Industry Group Index, was 109% over the three years presented in the table. In addition, the graph below shows the cumulative TSR for the S&P 500 Index, the index we use to calculate the Relative TSR measure in our incentive plans, which was 25% over the same period. For more information regarding the Company’s performance and the companies that the Compensation Committee considers when determining compensation, refer to the “Compensation Discussion and Analysis.”

Tabular List [Table Text Block]
Financial Performance Measures
As described in greater detail in the “Compensation Discussion and Analysis,” our executive compensation program is designed to link pay with performance by establishing rigorous goals for our performance-based incentives. As required by SEC rules, the table below presents a list of performance measures, which in our assessment represent the most important performance measures we used in 2022 to link executive compensation actually paid to our NEOs to our performance. These performance measures are defined in the “Compensation Discussion and Analysis” under “— Performance Measures for 2022” and under “2022 Performance Awards”:
Most Important Financial Performance Measures
EBITDA
Cash Flow from Operations
EPS
Relative TSR
ROIC

Total Shareholder Return Amount	$ 186	133	85
Peer Group Total Shareholder Return Amount	209	181	121
Net Income (Loss)	$ 73,000,000	$ (401,000,000)	$ (367,000,000)
Company Selected Measure Amount	347	359	321
PEO Name	Carlos Hernandez	Mr. Constable	Mr. Constable
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	EBITDA
Non-GAAP Measure Description [Text Block]
(8)
EBITDA is defined as earnings before interest, taxes, depreciation and amortization. EBITDA in our incentive plans excludes certain items discussed above in the “Compensation Discussion and Analysis” under “— Performance Measures for 2022.”

While we use numerous financial and non-financial performance measures for the purpose of evaluating performance for our compensation programs, we have determined that EBITDA is the financial performance measure that, in our assessment, represents the most important performance measure that we used to link NEO compensation actually paid to our performance for the most recently completed fiscal year.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Cash Flow from Operations
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	EPS
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Relative TSR
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	ROIC
Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (8,792,837)	$ (6,452,891)	$ (4,638,852)
Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	16,608,979	11,598,501	5,955,058
Year End Fair Value of Equity Awards Granted During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	10,650,228	8,582,890	6,473,374
Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,296,626	2,427,575	(9,191)
Change from End of Prior Year in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	662,125	588,036	(541,512)
Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			32,387
Non-PEO NEO [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,835,622)	(1,883,783)	(1,735,481)
Non-PEO NEO [Member] | Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,010,006	3,238,523	1,965,517
Non-PEO NEO [Member] | Year End Fair Value of Equity Awards Granted During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,446,410	2,313,069	2,057,954
Non-PEO NEO [Member] | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,461,798	949,362	(36,950)
Non-PEO NEO [Member] | Change from End of Prior Year in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	94,820	137,903	(105,478)
Non-PEO NEO [Member] | Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 6,978	7,276	8,941
Non-PEO NEO [Member] | Reported Change in the Actuarial Present Value of Pension Benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(114,500)
Non-PEO NEO [Member] | Pension Benefit Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			14,467
Non-PEO NEO [Member] | Fair Value at the End of the Prior Year of Equity Awards Forfeited in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (169,087)
Non-PEO NEO [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ 41,050